SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Leases
Finance lease matured as of December 31, 2025		¥ 127,746
Operating lease matured as of December 31, 2025
Finance lease fiscal year ended December 31, 2026		132,474
Operating lease fiscal year ended December 31, 2026		47,004
Finance lease fiscal year ended December 31, 2027		132,474
Operating lease fiscal year ended December 31, 2027		49,958
Finance lease fiscal year ended December 31, 2028		132,474
Operating lease fiscal year ended December 31, 2028		51,704
Finance lease fiscal year ended December 31, 2029		132,474
Operating lease fiscal year ended December 31, 2029		54,180
Finance lease fiscal year ended December 31, 2030		132,474
Operating lease fiscal year ended December 31, 2030		53,658
Fianace lease thereafter		922,384
Operating lease thereafter		66,665
Total finance lease payments		1,712,500
Total operating lease payments		323,169
Finance lease, Less: imputed interest		(443,637)
Operating lease, Less: imputed interest		(41,954)
Total finance lease liabilities		1,268,863	¥ 1,324,970
Total operating lease liabilities		281,215	195,483
Finance lease, Less: current portion	$ (26,818)	(187,541)	(183,852)
Operating lease, Less: current portion	(5,125)	(35,842)	(14,563)
Finance lease, Non-current portion of lease liabilities	154,627	1,081,322	1,141,118
Operating lease, Non-current portion of lease liabilities	$ 35,088	¥ 245,373	¥ 180,920